                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                  811-03420

Exact name of registrant as specified in charter:    Oppenheimer Integrity
                                                     Funds

Address of principal executive offices:              6803 South Tucson Way
                                                     Centennial, CO 80112-3924

Name and address of agent for service:               Arthur S. Gabinet,
                                                     Executive Vice President &
                                                     General Counsel
                                                     OppenheimerFunds, Inc.
                                                     Two World Financial Center
                                                     225 Liberty Street
                                                     New York, NY 10281-1008

Registrant's telephone number, including area code:  303-768-3200

Date of fiscal year end:                             12/31

Date of reporting period:                            07/01/2010-06/30/2011

Item 1. Proxy Voting Record

=========================== OPPENHEIMER CORE BOND FUND =========================

Chesapeake Energy Corporation

Ticker:       CHK            Security ID:  165167107
Meeting Date: JUN 10, 2011   Meeting Type: Annual
Record Date:  APR 15, 2011

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Aubrey K. McClendon        For       Withhold   Management
1.2   Elect Director Don Nickles                For       Withhold   Management
1.3   Elect Director Kathleen M. Eisbrenner     For       For        Management
1.4   Elect Director Louis A. Simpson           For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management
4     Advisory Vote to Ratify Named Executive   For       Against    Management
      Officers' Compensation
5     Advisory Vote on Say on Pay Frequency     One Year  One Year   Management
6     Advisory Vote to Ratify Directors'        Against   For        Shareholder
      Compensation

                            SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Oppenheimer Integrity Funds

By:          William F. Glavin, Jr.*
             --------------
             William F. Glavin, Jr.
             President and Principal Executive Officer

Date:        August 4, 2011

*By:         /s/ Randy Legg
             --------------
             Randy Legg, Attorney in Fact